PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Energy
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 874	$ 866
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 4,200	$ 4,400